Condensed Interim Consolidated Statements of Changes in Shareholder’s Equity (Unaudited) - CAD ($) $ in Thousands	Share capital	Contributed surplus	Retained earnings	Total
Balance at Dec. 31, 2024	$ 164,402	$ 8,921	$ 648,108
Net income (loss) and comprehensive income (loss)			64,893	$ 64,893
Stock-based compensation		1,650
Issuance of shares on exercise of share units		(3,424)
Issuance of shares on exercise of share units	2,443
Share issuance costs, net of tax
Balance at Jun. 30, 2025	166,845	7,147	713,001
Total shareholders’ equity				886,993
Balance at Dec. 31, 2025	462,935	8,310	695,612	1,166,857
Net income (loss) and comprehensive income (loss)			(19,540)	(19,540)
Stock-based compensation		148
Issuance of shares on exercise of share units		(541)
Issuance of shares on exercise of share units	168
Share issuance costs, net of tax	(231)
Balance at Jun. 30, 2026	$ 462,872	$ 7,917	$ 676,072	1,146,861
Total shareholders’ equity				$ 1,146,861